Organization and Nature of Operations (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Jul. 20, 2021
Class of Stock [Line Items]
Ownership interest held, percent	12.20%	12.40%	11.80%
Class A Common Stock
Class of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class V Voting Stock
Class of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001